UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

______ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______________________ to _____________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001987046 (PIF Residential Funding IV Depositor LLC)

BRAVO Residential Funding Trust 2023-NQM5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11 and 99.12 for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— DSCR Calculation Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Grades Detail Report

Schedule 6— Rating Agency Grades Summary Report

Schedule 7— ATR OR QM Report

Schedule 8— Data Compare Report

99.2    Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM

Schedule 8— Rating Agency ATR QM

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Reports – Loan Level Exceptions

Schedule 3— Lease Securitization Reports – Exception Grades

Schedule 4— Lease Securitization Reports – Valuation Summary

Schedule 5— Lease Securitization Reports – Data Compare Summary

Schedule 6— Credit Comparison Securitization Reports – Loan Level Exceptions

Schedule 7— Credit Comparison Securitization Reports – Exception Grades

Schedule 8— Credit Comparison Securitization Reports – Valuation Summary

Schedule 9— Credit Comparison Securitization Reports – Data Compare Summary

99.4       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Individual Exception Report

Schedule 4— Loan Level Exception Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.5       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions Report

Schedule 3— Due Diligence Report

Schedule 4— Grading Summary Report

Schedule 5— Valuation Summary Report

Schedule 6— Supplemental Data Report

Schedule 7—Data Compare Report

99.6       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Exception Detail Report

Schedule 4— Valuation Report

Schedule 5— Data Compare Report

Schedule 6— QM ATR Data Report

Schedule 7— Business Purpose Report

99.7       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Rebuttal Findings Report

Schedule 3— Supplemental Data Report

Schedule 4— Rating Agency Report

Schedule 5— Valuation Report

99.8       Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Narrative

Schedule 2— Loan Summary Report

Schedule 3— Exception Report

Schedule 4— Final Grading Summary Report

Schedule 5— QM Summary Report

Schedule 6— Supplemental Data Report

Schedule 7— Client Supplemental Data Report

Schedule 8— Data Comparison Report

Schedule 9— Valuation Report

99.9       Disclosures required by Rule 15Ga-2 for Incenter Diligence Solutions

Schedule 1— Narrative

Schedule 2— Event Grade Summary Report

Schedule 3— Exception Report

Schedule 4— Exception Report - Loan

Schedule 5— Rating Agency Grades Report

Schedule 6— Supplemental Data Report

Schedule 7— QM ATR Report

Schedule 8— Final Tape Compare Report

Schedule 9— Valuation Summary Report

99.10       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Loan Level Exceptions Report

Schedule 4— Exceptions Report

Schedule 5— Valuation Summary Report

Schedule 6— Data Comparison Report

Schedule 7— Supplemental Data Report

Schedule 8— QM ATR Report

Schedule 9— Business Purpose Report

99.11       Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1— Narrative

Schedule 2— Title Lien Report

Schedule 3— DQ Tax Report

99.12       Disclosures required by Rule 15Ga-2 for Residential RealEstate Review Management Inc.

Schedule 1— Narrative

Schedule 2— Title Dashboard Report

Schedule 3— Title Documents Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 27, 2023

PIF Residential Funding IV Depositor LLC
(Securitizer)
By: /s/ Michael Chiao
Name: Michael Chiao
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— DSCR Calculation Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Grades Detail Report

Schedule 6— Rating Agency Grades Summary Report

Schedule 7— ATR OR QM Report

Schedule 8— Data Compare Report

99.2    Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM

Schedule 8— Rating Agency ATR QM

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Reports – Loan Level Exceptions

Schedule 3— Lease Securitization Reports – Exception Grades

Schedule 4— Lease Securitization Reports – Valuation Summary

Schedule 5— Lease Securitization Reports – Data Compare Summary

Schedule 6— Credit Comparison Securitization Reports – Loan Level Exceptions

Schedule 7— Credit Comparison Securitization Reports – Exception Grades

Schedule 8— Credit Comparison Securitization Reports – Valuation Summary

Schedule 9— Credit Comparison Securitization Reports – Data Compare Summary

99.4       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Individual Exception Report

Schedule 4— Loan Level Exception Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.5       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions Report

Schedule 3— Due Diligence Report

Schedule 4— Grading Summary Report

Schedule 5— Valuation Summary Report

Schedule 6— Supplemental Data Report

Schedule 7—Data Compare Report

99.6       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Exception Detail Report

Schedule 4— Valuation Report

Schedule 5— Data Compare Report

Schedule 6— QM ATR Data Report

Schedule 7— Business Purpose Report

99.7       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Rebuttal Findings Report

Schedule 3— Supplemental Data Report

Schedule 4— Rating Agency Report

Schedule 5— Valuation Report

99.8       Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Narrative

Schedule 2— Loan Summary Report

Schedule 3— Exception Report

Schedule 4— Final Grading Summary Report

Schedule 5— QM Summary Report

Schedule 6— Supplemental Data Report

Schedule 7— Client Supplemental Data Report

Schedule 8— Data Comparison Report

Schedule 9— Valuation Report

99.9       Disclosures required by Rule 15Ga-2 for Incenter Diligence Solutions

Schedule 1— Narrative

Schedule 2— Event Grade Summary Report

Schedule 3— Exception Report

Schedule 4— Exception Report - Loan

Schedule 5— Rating Agency Grades Report

Schedule 6— Supplemental Data Report

Schedule 7— QM ATR Report

Schedule 8— Final Tape Compare Report

Schedule 9— Valuation Summary Report

99.10       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Loan Level Exceptions Report

Schedule 4— Exceptions Report

Schedule 5— Valuation Summary Report

Schedule 6— Data Comparison Report

Schedule 7— Supplemental Data Report

Schedule 8— QM ATR Report

Schedule 9— Business Purpose Report

99.11       Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1— Narrative

Schedule 2— Title Lien Report

Schedule 3— DQ Tax Report

99.12       Disclosures required by Rule 15Ga-2 for Residential RealEstate Review Management Inc.

Schedule 1— Narrative

Schedule 2— Title Dashboard Report

Schedule 3— Title Documents Report